Pay vs Performance Disclosure	12 Months Ended
	Jan. 31, 2026 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100
					Average	Average	Investment Based On:
	SCT Total	SCT Total	CAP	CAP	SCT Total	CAP		Peer		EBITDA
Fiscal	for CEO	for CEO	to CEO	to CEO	for Other	to Other	Argan, Inc.	Group	Net Income	as a % of
Year	Bosselmann(1)	Watson(2)	Bosselmann(1)	Watson(2)	NEOs(3)	NEOs(3)	TSR(4)	TSR(4)(5)	(in thousands)(6)	Revenues(7)
2026	$ n/a	$2,668,098	$ n/a	$21,887,522	$4,364,528	$9,083,126	$886	$440	$137,774	17.2%
2025	n/a	2,259,258	n/a	10,930,961	1,957,781	4,137,089	347	280	85,459	13.0%
2024	n/a	1,867,181	n/a	1,876,980	1,561,321	1,729,313	111	181	32,358	9.0%
2023	1,911,619	1,398,444	2,158,773	1,596,121	1,888,785	2,162,355	95	161	34,704	10.6%
2022	1,877,163	n/a	1,980,856	n/a	1,631,539	1,559,220	88	125	35,706	10.6%

(1)	Mr. Bosselmann served as Chairman of the Board and CEO for Fiscal 2022 and a portion of Fiscal 2023 and is therefore included as the CEO in the table for each of these years.
(2)	Mr. Watson has served as CEO since August 16, 2022, and is therefore included as CEO for Fiscal 2023, Fiscal 2024, Fiscal 2025, and Fiscal 2026.
(3)	Other NEOs include the following executives and their roles for each year:

Fiscal 2022 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr.  Collins (Chief Executive Officer, Gemma) and Mr. Trebilcock (President, Gemma).

Fiscal 2023 and Fiscal 2024 – Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary) and Mr. Collins (Chief Executive Officer, Gemma).

Fiscal 2025 - Mr. Baugher (Senior Vice President, Chief Financial Officer and Treasurer, effective September 16, 2024), Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary through September 15, 2024) and Mr. Collins (Chief Executive Officer, Gemma).

Fiscal 2026 - Mr. Baugher (Senior Vice President, Chief Financial Officer and Treasurer) and Mr. Collins (Chief Executive Officer, Gemma).

(4)	Cumulative total stockholder return is calculated based on the value of an initial fixed investment of $100 on January 31, 2021, assuming the reinvestment of dividends.
(5)	The peer group used for the calculations of the peer group total stockholder returns is the Dow Jones US Heavy Construction TSM index.
(6)	The amounts in this column represent the amounts of net income presented in our audited consolidated financial statements for the applicable fiscal year.
(7)	As discussed further in the “Executive Compensation Discussion and Analysis” section in this Proxy Statement, we believe that EBITDA, expressed as a percentage of corresponding revenues, is a meaningful performance measure as the percentage reflects our ability to convert dollars of revenues into earnings. Such percentages for each of the five years ended January 31, 2026, are calculated as follows:

	Fiscal	Fiscal	Fiscal	Fiscal	Fiscal
($s in thousands)	2026	2025	2024	2023	2022
Revenues	$944,606	$874,179	$573,333	$455,040	$509,370

Net income, as reported	$137,774	$85,459	$32,358	$34,704	$35,706
Income tax expense	22,735	25,745	16,575	11,296	11,356
Depreciation	1,912	1,905	2,013	2,983	3,367
Amortization of intangible assets	376	391	392	732	870
EBITDA	162,797	113,500	51,338	49,715	51,299
EBITDA of non-controlling interest	-	-	-	1,606	(2,538)
EBITDA attributable to the stockholders of Argan, Inc.	$162,797	$113,500	$51,338	$48,109	$53,837

EBITDA as a percent of revenues	17.2%	13.0%	9.0%	10.6%	10.6%

The two tables below provide reconciliations of the amounts of total compensation that are presented in the SCT for the CEOs and the Other NEOs to the amounts of compensation actually paid that are determined pursuant to SEC rules. As such, the amounts of compensation actually paid that are presented in the tables below are determined by adjusting totals presented in the SCT by year-over-year changes in the fair value of unvested equity awards that are outstanding at the end of the respective year, vest during the respective year, or are forfeited during the respective year.

	Chief Executive Officers
	Fiscal Year Ended January 31,
	2022	2023	2023	2024	2025	2026
	(Bosselmann)(1)	(Bosselmann)(1)	(Watson)(2)	(Watson)	(Watson)	(Watson)
Summary Compensation Table Total	$1,877,163	$1,911,619	$1,398,444	$1,867,181	$2,259,258	$2,668,098
Grant-date fair value of equity awards made during the year, as disclosed in the SCT	(1,425,250)	(949,952)	(759,962)	(886,169)	(1,115,375)	(1,633,760)
Fair value of unvested equity awards made during the year, measured as of year-end	657,043	946,327	757,062	1,014,585	3,351,672	4,094,559
Change in fair value of unvested equity awards granted in prior years, measured as of year-end	(364,221)	95,894	76,714	225,588	6,514,792	16,409,493
Change in fair value of vested equity awards granted in prior years, measured as of the vesting date	1,236,121	319,202	255,317	707	312,763	349,132
Change in fair value of equity awards granted in prior years that forfeited/failed to meet vesting conditions	–	(164,317)	(131,454)	(344,912)	(392,149)	–
Compensation Actually Paid	$1,980,856	$2,158,773	$1,596,121	$1,876,980	$10,930,961	$21,887,522

(1)	Mr. Bosselmann served as CEO for Fiscal 2022 and a portion of 2023 and therefore is included as the CEO in the table for each of those years.
(2)	Mr. Watson has served as CEO since August 16, 2022, and is therefore included as CEO beginning in Fiscal 2023.

	Other Named Executive Officers Average
	Fiscal Year Ended January 31,

	2022(1)	2023(2)	2024(2)	2025(3)	2026(4)
Summary Compensation Table Total	$1,631,539	$1,888,785	$1,561,321	$1,957,781	$4,364,528
Grant-date fair value of equity awards made during the year, as disclosed in the SCT	(685,267)	(614,704)	(244,975)	(236,009)	(797,575)
Fair value of unvested equity awards made during the year, measured as of year-end	382,871	800,822	351,285	791,008	1,863,378
Change in fair value of unvested equity awards granted in prior years, measured as of year-end	(137,659)	57,748	99,404	1,558,611	3,552,989
Change in fair value of vested equity awards granted in prior years, measured as of the vesting date	367,736	114,006	11,016	123,099	99,806
Change in fair value of equity awards granted in prior years that forfeited/failed to meet vesting conditions	–	(84,302)	(48,738)	(57,401)	–
Compensation Actually Paid	$1,559,220	$2,162,355	$1,729,313	$4,137,089	$9,083,126
(1)	NEOs and their respective roles for Fiscal 2022: Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins (Chief Executive Officer, Gemma) and Mr. Trebilcock (President, Gemma).
(2)	NEOs and their respective roles for Fiscal 2023 and Fiscal 2024: Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary) and Mr. Collins (Chief Executive Officer, Gemma).
(3)	NEOs and their respective roles for Fiscal 2025: Mr. Baugher (Senior Vice President, Chief Financial Officer and Treasurer, effective September 16, 2024), Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary through September 15, 2024) and Mr. Collins (Chief Executive Officer, Gemma).
(4)	NEOs and their respective roles for Fiscal 2026: Mr. Baugher (Senior Vice President, Chief Financial Officer and Treasurer) and Mr. Collins (Chief Executive Officer, Gemma).

Company Selected Measure Name	EBITDA, expressed as a percentage of corresponding revenues
Named Executive Officers, Footnote
(1)	Mr. Bosselmann served as Chairman of the Board and CEO for Fiscal 2022 and a portion of Fiscal 2023 and is therefore included as the CEO in the table for each of these years.
(2)	Mr. Watson has served as CEO since August 16, 2022, and is therefore included as CEO for Fiscal 2023, Fiscal 2024, Fiscal 2025, and Fiscal 2026.
(3)	Other NEOs include the following executives and their roles for each year:

Fiscal 2022 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr.  Collins (Chief Executive Officer, Gemma) and Mr. Trebilcock (President, Gemma).

Fiscal 2023 and Fiscal 2024 – Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary) and Mr. Collins (Chief Executive Officer, Gemma).

Fiscal 2025 - Mr. Baugher (Senior Vice President, Chief Financial Officer and Treasurer, effective September 16, 2024), Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary through September 15, 2024) and Mr. Collins (Chief Executive Officer, Gemma).

Fiscal 2026 - Mr. Baugher (Senior Vice President, Chief Financial Officer and Treasurer) and Mr. Collins (Chief Executive Officer, Gemma).

Peer Group Issuers, Footnote
(5)	The peer group used for the calculations of the peer group total stockholder returns is the Dow Jones US Heavy Construction TSM index.

Adjustment To PEO Compensation, Footnote

	Chief Executive Officers
	Fiscal Year Ended January 31,
	2022	2023	2023	2024	2025	2026
	(Bosselmann)(1)	(Bosselmann)(1)	(Watson)(2)	(Watson)	(Watson)	(Watson)
Summary Compensation Table Total	$1,877,163	$1,911,619	$1,398,444	$1,867,181	$2,259,258	$2,668,098
Grant-date fair value of equity awards made during the year, as disclosed in the SCT	(1,425,250)	(949,952)	(759,962)	(886,169)	(1,115,375)	(1,633,760)
Fair value of unvested equity awards made during the year, measured as of year-end	657,043	946,327	757,062	1,014,585	3,351,672	4,094,559
Change in fair value of unvested equity awards granted in prior years, measured as of year-end	(364,221)	95,894	76,714	225,588	6,514,792	16,409,493
Change in fair value of vested equity awards granted in prior years, measured as of the vesting date	1,236,121	319,202	255,317	707	312,763	349,132
Change in fair value of equity awards granted in prior years that forfeited/failed to meet vesting conditions	–	(164,317)	(131,454)	(344,912)	(392,149)	–
Compensation Actually Paid	$1,980,856	$2,158,773	$1,596,121	$1,876,980	$10,930,961	$21,887,522

(1)	Mr. Bosselmann served as CEO for Fiscal 2022 and a portion of 2023 and therefore is included as the CEO in the table for each of those years.
(2)	Mr. Watson has served as CEO since August 16, 2022, and is therefore included as CEO beginning in Fiscal 2023.

Non-PEO NEO Average Total Compensation Amount	$ 4,364,528	$ 1,957,781	$ 1,561,321	$ 1,888,785	$ 1,631,539
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,083,126	4,137,089	1,729,313	2,162,355	1,559,220
Adjustment to Non-PEO NEO Compensation Footnote

	Other Named Executive Officers Average
	Fiscal Year Ended January 31,

	2022(1)	2023(2)	2024(2)	2025(3)	2026(4)
Summary Compensation Table Total	$1,631,539	$1,888,785	$1,561,321	$1,957,781	$4,364,528
Grant-date fair value of equity awards made during the year, as disclosed in the SCT	(685,267)	(614,704)	(244,975)	(236,009)	(797,575)
Fair value of unvested equity awards made during the year, measured as of year-end	382,871	800,822	351,285	791,008	1,863,378
Change in fair value of unvested equity awards granted in prior years, measured as of year-end	(137,659)	57,748	99,404	1,558,611	3,552,989
Change in fair value of vested equity awards granted in prior years, measured as of the vesting date	367,736	114,006	11,016	123,099	99,806
Change in fair value of equity awards granted in prior years that forfeited/failed to meet vesting conditions	–	(84,302)	(48,738)	(57,401)	–
Compensation Actually Paid	$1,559,220	$2,162,355	$1,729,313	$4,137,089	$9,083,126
(1)	NEOs and their respective roles for Fiscal 2022: Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins (Chief Executive Officer, Gemma) and Mr. Trebilcock (President, Gemma).
(2)	NEOs and their respective roles for Fiscal 2023 and Fiscal 2024: Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary) and Mr. Collins (Chief Executive Officer, Gemma).
(3)	NEOs and their respective roles for Fiscal 2025: Mr. Baugher (Senior Vice President, Chief Financial Officer and Treasurer, effective September 16, 2024), Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary through September 15, 2024) and Mr. Collins (Chief Executive Officer, Gemma).
(4)	NEOs and their respective roles for Fiscal 2026: Mr. Baugher (Senior Vice President, Chief Financial Officer and Treasurer) and Mr. Collins (Chief Executive Officer, Gemma).

Tabular List, Table

As described further in the “Executive Compensation Discussion and Analysis” section of this Proxy Statement, our executive compensation is assessed using a variety of quantitative and qualitative factors. The list below presents the financial performance measures that are included for the most important factors in the determination of NEO compensation.

●	EBITDA
●	EBITDA, expressed as a percent of revenues
●	Selling, general and administrative expenses, expressed as a percent of revenues
●	Return on equity
●	Project backlog

Total Shareholder Return Amount	$ 886	347	111	95	88
Peer Group Total Shareholder Return Amount	440	280	181	161	125
Net Income (Loss)	$ 137,774,000	$ 85,459,000	$ 32,358,000	$ 34,704,000	$ 35,706,000
Company Selected Measure Amount	17.2	13	9	10.6	10.6
PEO Name	Mr. Watson
Revenues	$ 944,606,000	$ 874,179,000	$ 573,333,000	$ 455,040,000	$ 509,370,000
Net income, as reported	137,774,000	85,459,000	32,358,000	34,704,000	35,706,000
Income tax expense	22,735,000	25,745,000	16,575,000	11,296,000	11,356,000
Depreciation	1,912,000	1,905,000	2,013,000	2,983,000	3,367,000
Amortization of intangible assets	376,000	391,000	392,000	732,000	870,000
EBIDTA	162,797,000	113,500,000	51,338,000	49,715,000	51,299,000
EBITDA of non-controlling interest				1,606,000	(2,538,000)
EBITDA attributable to the stockholders of Argan, Inc.	$ 162,797,000	113,500,000	51,338,000	48,109,000	53,837,000
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA, expressed as a percent of revenues
Non-GAAP Measure Description
(7)	As discussed further in the “Executive Compensation Discussion and Analysis” section in this Proxy Statement, we believe that EBITDA, expressed as a percentage of corresponding revenues, is a meaningful performance measure as the percentage reflects our ability to convert dollars of revenues into earnings. Such percentages for each of the five years ended January 31, 2026, are calculated as follows:

	Fiscal	Fiscal	Fiscal	Fiscal	Fiscal
($s in thousands)	2026	2025	2024	2023	2022
Revenues	$944,606	$874,179	$573,333	$455,040	$509,370

Net income, as reported	$137,774	$85,459	$32,358	$34,704	$35,706
Income tax expense	22,735	25,745	16,575	11,296	11,356
Depreciation	1,912	1,905	2,013	2,983	3,367
Amortization of intangible assets	376	391	392	732	870
EBITDA	162,797	113,500	51,338	49,715	51,299
EBITDA of non-controlling interest	-	-	-	1,606	(2,538)
EBITDA attributable to the stockholders of Argan, Inc.	$162,797	$113,500	$51,338	$48,109	$53,837

EBITDA as a percent of revenues	17.2%	13.0%	9.0%	10.6%	10.6%

Measure:: 3
Pay vs Performance Disclosure
Name	Selling, general and administrative expenses, expressed as a percent of revenues
Measure:: 4
Pay vs Performance Disclosure
Name	Return on equity
Measure:: 5
Pay vs Performance Disclosure
Name	Project backlog
Bosselmann
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,911,619	1,877,163
PEO Actually Paid Compensation Amount				2,158,773	1,980,856
Watson
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,668,098	2,259,258	1,867,181	1,398,444
PEO Actually Paid Compensation Amount	21,887,522	10,930,961	1,876,980	1,596,121
PEO | Bosselmann | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(949,952)	(1,425,250)
PEO | Bosselmann | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				946,327	657,043
PEO | Bosselmann | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				95,894	(364,221)
PEO | Bosselmann | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				319,202	1,236,121
PEO | Bosselmann | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(164,317)
PEO | Watson | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,633,760)	(1,115,375)	(886,169)	(759,962)
PEO | Watson | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,094,559	3,351,672	1,014,585	757,062
PEO | Watson | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,409,493	6,514,792	225,588	76,714
PEO | Watson | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	349,132	312,763	707	255,317
PEO | Watson | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(392,149)	(344,912)	(131,454)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(797,575)	(236,009)	(244,975)	(614,704)	(685,267)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,863,378	791,008	351,285	800,822	382,871
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,552,989	1,558,611	99,404	57,748	(137,659)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 99,806	123,099	11,016	114,006	$ 367,736
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (57,401)	$ (48,738)	$ (84,302)